Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2026
Entity File Number	001-39678
Entity Registrant Name	SANARA MEDTECH INC.
Entity Central Index Key	0000714256
Entity Tax Identification Number	59-2219994
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1200 Summit Avenue
Entity Address, Address Line Two	Suite 414
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	(817)
Local Phone Number	529-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SMTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false